Derivative liability (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 28, 2013	Dec. 31, 2012
Class of Warrant or Right, Exercises in Period	37,500	648,591
Adjustments to additional paid in capital, derivative liability	$ 35,190